FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

NOTE 12:     FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

The Company makes certain disclosures as detailed below with regard to financial instruments, including derivatives. These disclosures include, among other matters, the nature and terms of derivative transactions, information about significant concentrations of credit risk and the fair value of financial assets and liabilities.

The Company formally designates qualifying derivatives as hedge relationships (“hedges”) and applies hedge accounting when considered appropriate. The Company does not use derivative financial instruments for trading or speculative purposes.

A.	Exchange Rate Transactions

As the functional currency of Tower is the USD and part of Tower’s expenses are denominated in NIS, Tower enters into exchange rate agreements from time to time to partially hedge the volatility of future cash flows caused by changes in foreign exchange rates on NIS-denominated expenses. In 2022, the exchange rate transaction-related derivatives were accounted for as hedge accounting resulting in gain or loss initially reported as a component of OCI and subsequently upon maturity reclassified into the statement of operations at the same time that the hedged item’s exposure results were recorded in the statement of operations.

Gains (losses) reclassified from other comprehensive income into net income (loss) recognized in COGS in the Company’s consolidated statements of operations for the year ended December 31, 2022 were $36,857.

In 2021 the Company did not apply hedge accounting to its exchange rate transaction-related derivatives and changes in the fair values of such derivatives were charged as incurred to the statements of operations.

As of December 31, 2022, the fair value amounts of such exchange rate agreements were $3,805 in a liability position, presented in other current liabilities with a face value of $157,000. As of December 31, 2021, the fair value amounts of such exchange rate agreements were $2,134 in an asset position, presented in other current assets with a face value of $67,500.

As the functional currency of the Company is the USD and part of TPSCo revenues and expenses are denominated in JPY, the Company enters into exchange rate agreements from time to time to hedge the volatility of future cash flows caused by changes in foreign exchange rates on JPY-denominated amounts. As of December 31, 2022, and 2021, the fair value amounts of such exchange rate agreements were $3,142 in a liability position and $3,040 in a liability position, respectively, presented in other current liabilities and other current liabilities, respectively, with a face value of $217,000 and $164,000, respectively.

In 2022 the related derivatives were accounted for as cash flow hedges resulting in gain or loss initially reported as a component of OCI and subsequently reclassified into the statement of operations at the same time that the hedged item’s exposure results were recorded in the statement of operations.

In 2021 the Company did not apply hedge accounting to its derivatives protecting the volatility of future cash flows caused by changes in foreign exchange rates on JPY-denominated amounts. Exchange rate transaction-related derivatives and changes in the fair values of such derivatives were charged as incurred to the statements of operations.

B.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, derivatives, trade receivables and government and other receivables. The Company’s cash, deposits, marketable securities and derivatives are maintained with large and reputable banks and investment banks. The composition and maturities of investments are regularly monitored by the Company. Generally, these securities may be redeemed upon demand and bear minimal risk.

The Company generally does not require collateral for insurance of receivables; However, in certain circumstances, the Company obtains credit insurance or may require advance payments. An allowance for current expected credit losses is maintained with respect to trade accounts receivables and marketable securities. The Company performs ongoing credit evaluations of its customers.

C.	Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments, excluding debentures, do not materially differ from their respective carrying amounts as of December 31, 2022 and 2021. The fair value of debentures, based on quoted market prices as of December 31, 2022 and 2021, was approximately $19,000 and $66,000, respectively, compared to carrying amounts of approximately $19,000 and $64,000, for the above dates, respectively.

D.	Designated Cash Flow Hedge Transactions

The Company entered into designated cash flow hedging transactions using a cross-currency swap to mitigate the foreign exchange rate changes’ impact on principal and interest arising from the Series G Debentures’ denomination in NIS.

As of December 31, 2022, the fair value of the swap was $1,685 in an asset net position and was presented in other current assets. As of December 31, 2021, the fair value of the swap was $12,560 in an asset net position, of which $8,188 was presented in other current assets and $4,372 was presented in long-term assets.

As of December 31, 2022 and December 31, 2021, the effective portions of $16 loss and $27 income, respectively were recorded in OCI, of which a loss of $16 will be recorded in earnings during the first three months of 2023. For the years ended December 31, 2022 and December 31, 2021, the hedging effect of the swap on the Company’s results of operations was loss of $5,966 and income of $542, respectively, and was recognized as financing income (loss), to offset the effect of the rate difference related to the Series G Debentures.

E.	Fair Value Measurements

Valuation Techniques

In general, and where applicable, the Company uses quoted prices in active markets for identical assets or liabilities to determine fair value. This pricing methodology applies to the Company’s Level 1 assets and liabilities. If quoted prices in active markets for identical assets and liabilities are not available to determine fair value, the Company uses quoted prices for similar assets and liabilities or inputs other than the quoted prices that are observable, either directly or indirectly. This pricing methodology applies to the Company’s Level 2 and Level 3 assets and liabilities.

Level 1 Measurements

Securities classified as available-for-sale are reported at fair value on a recurring basis. These securities are classified as Level 1 of the valuation hierarchy where quoted market prices from reputable third-party brokers are available in an active market. Changes in fair value of securities available-for-sale are recorded in other comprehensive income.

Level 2 Measurements

If quoted market prices are not available, the Company obtains fair value measurements of similar assets and liabilities from an independent pricing service. These securities are reported using Level 2 inputs and the fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, U.S. government and agency yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the security’s terms and conditions, among other factors.

For cross-currency swap and derivatives measured under Level 2, the Company uses the market approach using quotations from banks and other public information.

Level 3 Measurements

Investments in equity securities of privately-held companies without readily determinable fair values are measured using the Measurement Alternatives (see Note 2I). The Company reviews these investments for impairment and observable price changes on a quarterly basis and adjusts the carrying value accordingly. For the year ended December 31, 2022, the Company recorded a decrease of $6,978 in the value of such investments, and for the year ended December 31, 2021, the Company recorded a decrease of $2,963 in the value of such investments, presented in other income (expense), net in the statements of operations.

Recurring fair value measurements using the indicated inputs:

Details	December 31, 2022	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross-currency swap - net asset position	$1,685	$-	$1,685	$-
Privately held companies	6,720	-	-	6,720
Marketable securities held for sale	169,694	169,694	-	-
Foreign exchange forward and cylinders - net liability position	(6,947)	-	(6,947)	-
	$171,152	$169,694	$(5,262)	$6,720

Details	December 31, 2021	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross-currency swap - net asset position	$12,560	$-	$12,560	$-
Privately held companies	15,155	-	-	15,155
Marketable securities held for sale	190,068	190,068	-	-
Foreign exchange forward and cylinders - net liability position	(906)	-	(906)	-
	$216,877	$190,068	$11,654	$15,155

F.Short-Term and Long-Term Deposits and Marketable Securities

Deposits and marketable securities as of December 31, 2022 included short-term deposits in the amount of $495,359 and marketable securities with applicable accrued interest in the amount of $169,694; as of December 31, 2021, deposits and marketable securities included short-term deposits in the amount of $363,648, marketable securities with applicable accrued interest in the amount of $190,068 and a long-term bank deposit in the amount of $12,500.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2022:

Details	Amortized Cost (*)	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate bonds	$158,089	$535	$(11,656)	$146,968
Government bonds	22,686	-	(1,130)	21,556
Municipal bonds	472	-	(8)	464
	$181,247	$535	$(12,794)	$168,988

* Excluding accrued interest of $706.

The scheduled maturities of available-for-sale marketable securities as of December 31, 2022, were as follows:

Details	Amortized Cost	Estimated fair value
Due within one year	$78,855	$75,365
Due within 2-5 years	98,034	89,943
Due after 5 years	4,358	3,680
	$181,247	$168,988

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2021:

Details	Amortized Cost (*)	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate bonds	$161,491	$1,453	$(1,311)	$161,633
Government bonds	27,332	1	(399)	26,934
Municipal bonds	472	-	-	472
Certificate of deposit	248	5	-	253
	$189,543	$1,459	$(1,710)	$189,292

* Excluding accrued interest of $776.

The scheduled maturities of available-for-sale marketable securities as of December 31, 2021, were as follows:

Details	Amortized Cost	Estimated fair value
Due within one year	$22,547	$22,637
Due within 2-5 years	127,576	126,510
Due after 5 years	39,420	40,145
	$189,543	$189,292

Investments with continuous unrealized losses for less than twelve months and twelve months or more and their related fair values as of December 31, 2022 and December 31, 2021, were as indicated in the following tables:

	December 31, 2022
	Investments with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or more		Total investments with continuous unrealized losses
Details	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$57,388	$(3,160)	$87,065	$(8,496)	$144,453	$(11,656)
Government bonds	11,193	(319)	10,363	(811)	21,556	(1,130)
Municipal bonds	-	-	464	(8)	464	(8)
Total	$68,581	$(3,479)	$97,892	$(9,315)	$166,473	$(12,794)

	December 31, 2021
	Investments with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or more		Total investments with continuous unrealized losses
Details	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$87,495	$(1,129)	$11,182	$(182)	$98,677	$(1,311)
Government bonds	13,117	(164)	10,725	(235)	23,842	(399)
Total	$100,612	$(1,293)	$21,907	$(417)	$122,519	$(1,710)